Note 7 - Fair Value Measurements - Non-Recurring Fair Value Measurements (Details) - Fair Value, Nonrecurring [Member]	Mar. 31, 2020 USD ($)
Long-lived assets held and used (1)	$ 1,771,450	[1]
Total	1,771,450
Fair Value, Inputs, Level 1 [Member]
Long-lived assets held and used (1)		[1]
Total
Fair Value, Inputs, Level 2 [Member]
Long-lived assets held and used (1)		[1]
Total
Fair Value, Inputs, Level 3 [Member]
Long-lived assets held and used (1)	1,771,450	[1]
Total	$ 1,771,450

[1]	At March 31, 2020, the Company performed an impairment review of the tubular segment's pipe finishing facility that resulted in the assets being written down to their estimated fair value of $1,771,450.